Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2020
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs	Deferred Policy Acquisition Costs
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2017	$1,214	$102	$49	$1,365	$(422)	$943
Additions	263	2	—	265	—	265
Amortization:
Periodic amortization	(237)	(19)	(7)	(263)	—	(263)
Annuity unlocking	29	—	—	29	—	29
Included in realized gains	14	1	—	15	—	15
Other	—	—	—	—	—	—
Change in unrealized	—	—	—	—	392	392
Balance at December 31, 2018	1,283	86	42	1,411	(30)	1,381

Additions	206	2	—	208	—	208
Amortization:
Periodic amortization	(120)	(13)	(6)	(139)	—	(139)
Annuity unlocking	(76)	(1)	—	(77)	—	(77)
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	(669)	(669)
Balance at December 31, 2019	1,301	75	36	1,412	(699)	713

Additions	155	2	—	157	—	157
Amortization:
Periodic amortization	(126)	(9)	(6)	(141)	—	(141)
Annuity unlocking	(118)	4	—	(114)	—	(114)
Included in realized gains	(42)	1	—	(41)	—	(41)
Change in unrealized	—	—	—	—	(272)	(272)
Balance at December 31, 2020	$1,170	$73	$30	$1,273	$(971)	$302

(*)    Adjustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.

The present value of future profits (“PVFP”) amounts in the table above are net of $160 million and $154 million of accumulated amortization at December 31, 2020 and 2019, respectively. During each of the next five years, the PVFP is expected to decrease at a rate of approximately one-seventh of the balance at the beginning of each respective year.